united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(631) 490-4300

Date of fiscal year end:	11/30

Date of reporting period:	11/30/2024

Item 1. Reports to Stockholders.

(a)

North Star Bond Fund

Class I (NSBDX )

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about North Star Bond Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$164	1.59%

How did the Fund perform during the reporting period?

The Fund performed consistent with expectations and inline with its benchmark for the twelve-month period ending 11-30-2024, with a 6.58% positive return. There was little movement in the prevailing interest rates for our very short duration portfolio, which has a duration of less than 3-years. Meanwhile, the yield on the 10-year Treasury declined steeply and then recovered to finish the period down 32 basis points. Short term rates remained static, leading to a positive slope on the 10-2 spread and ending the lengthy period of an inverted yield curve. We had no credit issues and no material declines in any of our individual holdings

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

North Star Bond Fund
Bloomberg U.S. Aggregate Bond Index
Bloomberg Ba to B U.S. High Yield Index
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$16,442
$12,354
$11,643
Dec-2014
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024

	North Star Bond Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg Ba to B U.S. High Yield Index
Dec-2014	$10,000	$10,000	$10,000
Nov-2015	$9,980	$10,106	$9,995
Nov-2016	$10,535	$10,325	$10,992
Nov-2017	$10,860	$10,657	$11,909
Nov-2018	$10,726	$10,514	$11,918
Nov-2019	$11,388	$11,649	$13,288
Nov-2020	$11,510	$12,497	$14,309
Nov-2021	$11,838	$12,353	$14,943
Nov-2022	$11,152	$10,767	$13,694
Nov-2023	$11,591	$10,894	$14,817
Nov-2024	$12,354	$11,643	$16,442

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 19, 2014)
North Star Bond Fund	6.58%	1.64%	2.15%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.01%	1.54%
Bloomberg Ba to B U.S. High Yield Index	10.96%	4.35%	5.13%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$32,609,397
Number of Portfolio Holdings	30
Advisory Fee	$264,863
Portfolio Turnover	43%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	85.5%
Money Market Funds	2.9%
Preferred Stocks	7.0%
U.S. Government & Agencies	4.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary 35.5%
Financials 19.8%
Consumer Staples 8.0%
Energy 7.5%
Real Estate 6.3%
Industrials 6.1%
U.S. Treasury Obligations 4.6%
Health Care 4.4%
Materials 3.7%
Money Market Funds 2.9%
Other Assets in Excess of Liabilities 1.2%

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	2.9%
Materials	3.7%
Health Care	4.4%
U.S. Treasury Obligations	4.6%
Industrials	6.1%
Real Estate	6.3%
Energy	7.5%
Consumer Staples	8.0%
Financials	19.8%
Consumer Discretionary	35.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Wendy's International, LLC	4.6%
Elanco Animal Health, Inc.	4.4%
Wintrust Financial Corporation	4.4%
Under Armour, Inc.	4.4%
Hercules Capital, Inc.	4.4%
Gulfport Energy Corporation	4.3%
Cedar Fair, L.P./Canada's Wonderland Company/Magnum Management Corporation	4.3%
J M Smucker Company (The)	4.3%
EPR Properties	4.2%
Ford Motor Company	4.2%

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.

North Star Bond Fund - Class I (NSBDX )

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.nsinvestfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113024-NSBDX

North Star Dividend Fund

Class I (NSDVX )

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about North Star Dividend Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$154	1.39%

How did the Fund perform during the reporting period?

The Fund delivered a 21.91% positive return for the twelve-month period that modestly trailed its benchmark. Dividend paying securities are particularly sensitive to interest rates, as those rates provide an alternative for income-oriented investors. At the beginning of 2024 the consensus expectation was for short-term interest rates to decrease consistently in 2024, with six 25 basis points cuts in the Fed Funds rate as the base case scenario. Whereas the rate cutting cycle finally started in the final three months, investors tempered their expectations for the pace and size of future rate cuts. Nevertheless, many of the Fund’s holdings fared well, led by Flexsteel Industries, Bar Harbor Bankshares, and LSI Industries Inc. Flexsteel Industries Inc is a United States-based company that manufactures, imports, and markets residential upholstered wooden furniture products. Bar Harbor Bankshares Inc is a New England-based bank holding company that offers a full range of financial services products. LSI Industries Inc provides corporate visual image solutions to the petroleum and convenience store industry. The company's operating segments include Lighting and Display Solutions. It generates maximum revenue from the Lighting segment. Our consumer discretionary companies, such as Rocky Brands, were a drag on performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

North Star Dividend Fund
S&P 500® Index
Morningstar US Small Value TR USD
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$35,002
$21,724
$19,241
Nov-2014
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024

	North Star Dividend Fund	S&P 500® Index	Morningstar US Small Value TR USD
Nov-2014	$10,000	$10,000	$10,000
Nov-2015	$10,109	$10,275	$9,827
Nov-2016	$12,060	$11,103	$11,650
Nov-2017	$13,597	$13,642	$12,799
Nov-2018	$12,733	$14,498	$12,296
Nov-2019	$13,810	$16,834	$12,483
Nov-2020	$13,860	$19,773	$12,181
Nov-2021	$16,451	$25,294	$16,366
Nov-2022	$16,294	$22,964	$17,223
Nov-2023	$15,783	$26,142	$16,489
Nov-2024	$19,241	$35,002	$21,724

Average Annual Total Returns

	1 Year	5 Years	10 Years
North Star Dividend Fund	21.91%	6.86%	6.76%
S&P 500® Index	33.89%	15.77%	13.35%
Morningstar US Small Value TR USD	31.75%	11.72%	8.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$96,061,516
Number of Portfolio Holdings	50
Advisory Fee	$903,054
Portfolio Turnover	34%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.9%
Money Market Funds	9.1%
Preferred Stocks	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
22.7%
Financials
19.3%
Utilities
15.2%
Money Market Funds
9.1%
Real Estate
7.4%
Industrials
7.1%
Materials
5.1%
Energy
5.1%
Consumer Staples
4.7%
Communications
2.1%
Technology
1.9%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Technology	1.9%
Communications	2.1%
Consumer Staples	4.7%
Energy	5.1%
Materials	5.1%
Industrials	7.1%
Real Estate	7.4%
Money Market Funds	9.1%
Utilities	15.2%
Financials	19.3%
Consumer Discretionary	22.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	9.1%
Flexsteel Industries, Inc.	3.9%
LSI Industries, Inc.	3.8%
Sprott, Inc.	3.8%
Oil-Dri Corp of America	3.5%
Ethan Allen Interiors, Inc.	3.1%
Compass Diversified Holdings	3.0%
Escalade, Inc.	3.0%
Postal Realty Trust, Inc.	2.9%
Bar Harbor Bankshares	2.9%

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.

North Star Dividend Fund - Class I (NSDVX )

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.nsinvestfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113024-NSDVX

North Star Micro Cap Fund

Class I (NSMVX )

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about North Star Micro Cap Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$153	1.33%

How did the Fund perform during the reporting period?

The Fund outperformed its benchmarks during the twelve-month period ending 11-30-2024, while producing a 30.50% gain. United States Lime & Minerals surged throughout the year as demand remained strong for construction materials. The Fund also enjoyed sizeable gains in Green Brick Partners, Hackett Group, and Interface. Green Brick Partners Inc is a homebuilding and land development company. Interface Inc is engaged in the design, production, and sale of carpet tiles for the institutional markets. Two of our holdings, Mitek Systems and Rocky Shoes & Boots, suffered substantial declines. Mitek Systems Inc is engaged in the development, sale, and service of proprietary software solutions related to mobile imaging. Rocky Brands Inc is a designer, manufacturer, and marketer of premium-quality footwear and apparel.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

North Star Micro Cap Fund
S&P 500® Index
Morningstar US Small Value TR USD
$38,000
$32,000
$26,000
$20,000
$14,000
$8,000
$35,002
$21,724
$20,849
Nov-2014
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024

	North Star Micro Cap Fund	S&P 500® Index	Morningstar US Small Value TR USD
Nov-2014	$10,000	$10,000	$10,000
Nov-2015	$9,051	$10,275	$9,827
Nov-2016	$10,889	$11,103	$11,650
Nov-2017	$11,838	$13,642	$12,799
Nov-2018	$11,143	$14,498	$12,296
Nov-2019	$11,617	$16,834	$12,483
Nov-2020	$15,981	$19,773	$12,181
Nov-2021	$18,679	$25,294	$16,366
Nov-2022	$14,693	$22,964	$17,223
Nov-2023	$15,976	$26,142	$16,489
Nov-2024	$20,849	$35,002	$21,724

Average Annual Total Returns

	1 Year	5 Years	10 Years
North Star Micro Cap Fund	30.50%	12.41%	7.62%
S&P 500® Index	33.89%	15.77%	13.35%
Morningstar US Small Value TR USD	31.75%	11.72%	8.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$126,324,274
  Number of Portfolio Holdings52
  Advisory Fee $1,124,152
  Portfolio Turnover26%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.1%
Money Market Funds	7.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
42.4%
Industrials
22.7%
Materials
9.2%
Money Market Funds
7.9%
Financials
4.8%
Energy
4.2%
Consumer Staples
3.4%
Technology
2.7%
Real Estate
1.8%
Health Care
0.9%

Value	Value
Health Care	0.9%
Real Estate	1.8%
Technology	2.7%
Consumer Staples	3.4%
Energy	4.2%
Financials	4.8%
Money Market Funds	7.9%
Materials	9.2%
Industrials	22.7%
Consumer Discretionary	42.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	7.9%
United States Lime & Minerals, Inc.	7.9%
Build-A-Bear Workshop, Inc.	4.9%
Green Brick Partners, Inc.	4.3%
Barrett Business Services, Inc.	3.8%
Blue Bird Corporation	3.3%
Acme United Corporation	3.2%
QEP Company, Inc.	3.2%
Interface, Inc.	3.0%
Miller Industries, Inc.	2.9%

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.

North Star Micro Cap Fund - Class I (NSMVX )

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.nsinvestfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113024-NSMVX

North Star Opportunity Fund

Class A (NSOPX )

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about North Star Opportunity Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$171	1.55%

How did the fund perform last year?

The Fund performed in line with its benchmark for the twelve-month period ending 11-30-24, while posting a 21.07% and 21.42% positive return for Class A shares and Class I shares, respectively. The technology holdings provided mixed results, with nice returns from Apple, but sizeable losses from Advanced Micro Devices and Qualcomm. Big banks JPMorgan Chase and Bank of America performed well, and the biggest winners were private equity firms Blackstone Group and KKR & Co. As a group small caps produce returns consistent with the large cap equities in the portfolio, with no significant winners or losers. The fixed income sleeve of 15% of the Fund was positioned primarily in short-term Treasuries that performed as expected. Consumer Discretionary represents a significant sector allocation for the Fund, and produced mixed results, as lower-end consumers continued to be pressured by high prices and dialed back their spending.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

North Star Opportunity Fund
S&P 500® Index
S&P Target Risk Aggressive Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$35,002
$21,801
$17,335
Nov-2014
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024

	North Star Opportunity Fund	S&P 500® Index	S&P Target Risk Aggressive Index
Nov-2014	$9,426	$10,000	$10,000
Nov-2015	$8,642	$10,275	$10,011
Nov-2016	$9,549	$11,103	$10,410
Nov-2017	$10,641	$13,642	$12,555
Nov-2018	$10,952	$14,498	$12,428
Nov-2019	$11,973	$16,834	$14,031
Nov-2020	$14,366	$19,773	$15,695
Nov-2021	$17,201	$25,294	$18,254
Nov-2022	$14,156	$22,964	$16,419
Nov-2023	$14,318	$26,142	$17,864
Nov-2024	$17,335	$35,002	$21,801

Average Annual Total Returns

	1 Year	5 Years	10 Years
North Star Opportunity Fund
Without Load	21.07%	7.68%	6.28%
With Load	14.13%	6.41%	5.66%
S&P 500® Index	33.89%	15.77%	13.35%
S&P Target Risk Aggressive Index	22.04%	9.21%	8.11%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$138,507,500
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$1,259,055
Portfolio Turnover	21%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.9%
Corporate Bonds	2.1%
Money Market Funds	6.9%
Preferred Stocks	1.1%
U.S. Government & Agencies	4.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
23.4%
Consumer Discretionary
17.1%
Technology
16.9%
Health Care
8.9%
Money Market Funds
6.9%
Energy
4.6%
Industrials
4.4%
Real Estate
4.1%
U.S. Treasury Obligations
3.9%
Consumer Staples
3.7%
Communications
3.3%
Materials
1.5%
Utilities
1.2%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Utilities	1.2%
Materials	1.5%
Communications	3.3%
Consumer Staples	3.7%
U.S. Treasury Obligations	3.9%
Real Estate	4.1%
Industrials	4.4%
Energy	4.6%
Money Market Funds	6.9%
Health Care	8.9%
Technology	16.9%
Consumer Discretionary	17.1%
Financials	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	6.9%
Blackstone, Inc.	5.4%
KKR & Company, Inc.	5.4%
Apple, Inc.	4.8%
JPMorgan Chase & Company	4.3%
Bank of America Corporation	3.7%
Advanced Micro Devices, Inc.	3.5%
Amazon.com, Inc.	3.3%
AbbVie, Inc.	3.3%
Alphabet, Inc., Class A	3.3%

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.

North Star Opportunity Fund - Class A (NSOPX )

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.nsinvestfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113024-NSOPX

North Star Opportunity Fund

Class I (NSOIX )

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about North Star Opportunity Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$144	1.30%

How did the fund perform last year?

The Fund performed in line with its benchmark for the twelve-month period ending 11-30-24, while posting a 21.07% and 21.42% positive return for Class A shares and Class I shares, respectively. The technology holdings provided mixed results, with nice returns from Apple, but sizeable losses from Advanced Micro Devices and Qualcomm. Big banks JPMorgan Chase and Bank of America performed well, and the biggest winners were private equity firms Blackstone Group and KKR & Co. As a group small caps produce returns consistent with the large cap equities in the portfolio, with no significant winners or losers. The fixed income sleeve of 15% of the Fund was positioned primarily in short-term Treasuries that performed as expected. Consumer Discretionary represents a significant sector allocation for the Fund, and produced mixed results, as lower-end consumers continued to be pressured by high prices and dialed back their spending.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

North Star Opportunity Fund
S&P 500® Index
S&P Target Risk Aggressive Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$35,002
$21,801
$18,735
Nov-2014
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024

	North Star Opportunity Fund	S&P 500® Index	S&P Target Risk Aggressive Index
Nov-2014	$10,000	$10,000	$10,000
Nov-2015	$9,153	$10,275	$10,011
Nov-2016	$10,115	$11,103	$10,410
Nov-2017	$11,305	$13,642	$12,555
Nov-2018	$11,659	$14,498	$12,428
Nov-2019	$12,779	$16,834	$14,031
Nov-2020	$15,371	$19,773	$15,695
Nov-2021	$18,446	$25,294	$18,254
Nov-2022	$15,222	$22,964	$16,419
Nov-2023	$15,430	$26,142	$17,864
Nov-2024	$18,735	$35,002	$21,801

Average Annual Total Returns

	1 Year	5 Years	10 Years
North Star Opportunity Fund	21.42%	7.95%	6.48%
S&P 500® Index	33.89%	15.77%	13.35%
S&P Target Risk Aggressive Index	22.04%	9.21%	8.11%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$138,507,500
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$1,259,055
Portfolio Turnover	21%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.9%
Corporate Bonds	2.1%
Money Market Funds	6.9%
Preferred Stocks	1.1%
U.S. Government & Agencies	4.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Utilities	1.2%
Materials	1.5%
Communications	3.3%
Consumer Staples	3.7%
U.S. Treasury Obligations	3.9%
Real Estate	4.1%
Industrials	4.4%
Energy	4.6%
Money Market Funds	6.9%
Health Care	8.9%
Technology	16.9%
Consumer Discretionary	17.1%
Financials	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	6.9%
Blackstone, Inc.	5.4%
KKR & Company, Inc.	5.4%
Apple, Inc.	4.8%
JPMorgan Chase & Company	4.3%
Bank of America Corporation	3.7%
Advanced Micro Devices, Inc.	3.5%
Amazon.com, Inc.	3.3%
AbbVie, Inc.	3.3%
Alphabet, Inc., Class A	3.3%

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.

North Star Opportunity Fund - Class I (NSOIX )

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.nsinvestfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113024-NSOIX

North Star Small Cap Value Fund

Institutional Class (WFICX)

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about North Star Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$114	0.98%

How did the Fund perform during the reporting period?

The Fund posted a 32.98% and 32.75%  positive returns for Institutional Class shares and Investor Class shares, respectively, which was modestly above its benchmarks during the twelve -month period ending 11-30-2024. The top performer from the first half of the year, school bus manufacturer Blue Bird, reversed course and was a drag on performance during the back half. A top performer for the year was heating and cooling company Comfort Systems, with no significant detractors, although there were a handful of companies that experienced low double-digit declines. The other top performers were Champion Homes, Hackett Group, OSI Systems, QCR Holdings, and VSE Corp. Champion Homes Inc is a factory-built housing company. The Hackett Group Inc is an IP-based executive advisory, strategic consulting, and digital transformation firm. OSI Systems Inc is a designer and manufacturer of electronic systems and components for businesses in the homeland security, healthcare, defense, and aerospace markets. QCR Holdings Inc is a Midwest-based multi-bank holding company. VSE Corp is a diversified aftermarket products and services company.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

North Star Small Cap Value Fund
Morningstar US Small Value TR USD
S&P 500® Index
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
$265,380
$201,965
$199,872
12/31/18
11/30/19
11/30/20
11/30/21
11/30/22
11/30/23
11/30/24

	North Star Small Cap Value Fund	Morningstar US Small Value TR USD	S&P 500® Index
12/31/18	$100,000	$100,000	$100,000
11/30/19	$118,073	$116,049	$127,634
11/30/20	$112,533	$113,246	$149,914
11/30/21	$158,322	$152,152	$191,772
11/30/22	$157,185	$160,122	$174,110
11/30/23	$150,305	$153,298	$198,206
11/30/24	$199,872	$201,965	$265,380

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2018)
North Star Small Cap Value Fund	32.98%	11.10%	12.42%
S&P 500® Index	33.89%	15.77%	17.94%
Morningstar US Small Value TR USD	31.75%	11.72%	12.62%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$36,670,274
Number of Portfolio Holdings	38
Advisory Fee (net of waivers)	$146,457
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.5%
Money Market Funds	5.5%

What did the Fund invest in?

Sector Weightings

Industrials
39.6%
Consumer Discretionary
18.9%
Financials
13.7%
Energy
9.1%
Money Market Funds
5.5%
Real Estate
4.7%
Consumer Staples
2.3%
Utilities
2.3%
Technology
1.5%
Materials
1.3%
Health Care
1.1%

Value	Value
Health Care	1.1%
Materials	1.3%
Technology	1.5%
Utilities	2.3%
Consumer Staples	2.3%
Real Estate	4.7%
Money Market Funds	5.5%
Energy	9.1%
Financials	13.7%
Consumer Discretionary	18.9%
Industrials	39.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comfort Systems USA, Inc.	5.9%
VSE Corporation	5.6%
First American Treasury Obligations Fund, Class X	5.5%
OSI Systems, Inc.	4.9%
AZZ, Inc.	4.7%
Champion Homes, Inc.	4.5%
Hackett Group, Inc. (The)	4.0%
Alamo Group, Inc.	3.3%
Blue Bird Corporation	3.3%
Liquidity Services, Inc.	3.2%

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.

North Star Small Cap Value Fund

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.nsinvestfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113024-WFICX

North Star Small Cap Value Fund

Investor Class (WSCVX)

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about North Star Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$141	1.21%

How did the Fund perform during the reporting period?

The Fund posted a 32.98% and 32.75%  positive returns for Institutional Class shares and Investor Class shares, respectively, which was modestly above its benchmarks during the twelve -month period ending 11-30-2024. The top performer from the first half of the year, school bus manufacturer Blue Bird, reversed course and was a drag on performance during the back half. A top performer for the year was heating and cooling company Comfort Systems, with no significant detractors, although there were a handful of companies that experienced low double-digit declines. The other top performers were Champion Homes, Hackett Group, OSI Systems, QCR Holdings, and VSE Corp. Champion Homes Inc is a factory-built housing company. The Hackett Group Inc is an IP-based executive advisory, strategic consulting, and digital transformation firm. OSI Systems Inc is a designer and manufacturer of electronic systems and components for businesses in the homeland security, healthcare, defense, and aerospace markets. QCR Holdings Inc is a Midwest-based multi-bank holding company. VSE Corp is a diversified aftermarket products and services company.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

North Star Small Cap Value Fund
Morningstar US Small Value TR USD
S&P 500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$35,002
$21,724
$20,589
Nov-2014
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024

	North Star Small Cap Value Fund	Morningstar US Small Value TR USD	S&P 500® Index
Nov-2014	$10,000	$10,000	$10,000
Nov-2015	$9,567	$9,827	$10,275
Nov-2016	$11,030	$11,650	$11,103
Nov-2017	$12,984	$12,799	$13,642
Nov-2018	$11,987	$12,296	$14,498
Nov-2019	$12,300	$12,483	$16,834
Nov-2020	$11,688	$12,181	$19,773
Nov-2021	$16,406	$16,366	$25,294
Nov-2022	$16,259	$17,223	$22,964
Nov-2023	$15,510	$16,489	$26,142
Nov-2024	$20,589	$21,724	$35,002

Average Annual Total Returns

	1 Year	5 Years	10 Years
North Star Small Cap Value Fund	32.75%	10.85%	7.49%
S&P 500® Index	33.89%	15.77%	13.35%
Morningstar US Small Value TR USD	31.75%	11.72%	8.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$36,670,274
Number of Portfolio Holdings	38
Advisory Fee (net of waivers)	$146,457
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.5%
Money Market Funds	5.5%

What did the Fund invest in?

Sector Weightings

Value	Value
Health Care	1.1%
Materials	1.3%
Technology	1.5%
Utilities	2.3%
Consumer Staples	2.3%
Real Estate	4.7%
Money Market Funds	5.5%
Energy	9.1%
Financials	13.7%
Consumer Discretionary	18.9%
Industrials	39.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comfort Systems USA, Inc.	5.9%
VSE Corporation	5.6%
First American Treasury Obligations Fund, Class X	5.5%
OSI Systems, Inc.	4.9%
AZZ, Inc.	4.7%
Champion Homes, Inc.	4.5%
Hackett Group, Inc. (The)	4.0%
Alamo Group, Inc.	3.3%
Blue Bird Corporation	3.3%
Liquidity Services, Inc.	3.2%

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.

North Star Small Cap Value Fund

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.nsinvestfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113024-WSCVX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that Mr. Keith Rhoades are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024	$82,500
2023	$84,600

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024	$16,250
2023	$15,125

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended November 30, 2024 and 2023, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended November 30, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

North Star Opportunity Fund
Class I Shares (Symbol: NSOIX) Class A Shares (Symbol: NSOPX)

North Star Micro Cap Fund
Class I Shares (Symbol: NSMVX)

North Star Dividend Fund
Class I Shares (Symbol: NSDVX)

North Star Bond Fund
Class I Shares (Symbol: NSBDX)

North Star Small Cap Value Fund
Investor Class Shares (Symbol: WSCVX) Institutional Class Shares (Symbol: WFICX)

Annual Financial Statements and Additional Information
November 30, 2024

North Star Opportunity Fund

SCHEDULE OF INVESTMENTS

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 85.8%
	ASSET MANAGEMENT - 8.1%
39,000	Blackstone, Inc.	$7,452,510
165,000	Compass Diversified Holdings	3,910,500
		11,363,010
	BANKING - 8.0%
108,000	Bank of America Corporation	5,131,080
24,000	JPMorgan Chase & Company	5,993,280
		11,124,360
	BEVERAGES - 1.7%
14,000	PepsiCo, Inc.	2,288,300

	BIOTECH & PHARMA - 7.6%
25,000	AbbVie, Inc.	4,573,250
100,000	Pfizer, Inc.	2,621,000
19,000	Zoetis, Inc.	3,329,750
		10,524,000
	CAPITAL MARKETS - 5.4%
45,500	KKR & Company, Inc.	7,410,585

	E-COMMERCE DISCRETIONARY - 3.3%
22,000	Amazon.com, Inc.(a)	4,573,580

	ELECTRIC UTILITIES - 1.2%
125,000	AES Corporation (The)	1,630,000

	ELECTRICAL EQUIPMENT - 2.9%
31,000	Carrier Global Corporation	2,398,470
1,980,000	Orion Energy Systems, Inc.(a),(b)	1,659,240
		4,057,710
	HEALTH CARE FACILITIES & SERVICES - 1.3%
3,000	UnitedHealth Group, Inc.	1,830,600

	INTERNET MEDIA & SERVICES - 3.3%
27,000	Alphabet, Inc., Class A	4,561,650

The accompanying notes are an integral part of theses financial statements.

North Star Opportunity Fund

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 85.8% (Continued)
	LEISURE FACILITIES & SERVICES - 7.4%
83,000	Madison Square Garden Entertainment Corporation(a)	$3,070,170
75,000	Sphere Entertainment Company(a)	3,086,250
8,500	Vail Resorts, Inc.	1,523,540
140,000	Wendy’s Company (The), Class A	2,570,400
		10,250,360
	METALS & MINING - 1.5%
48,000	Freeport-McMoRan, Inc.	2,121,600

	MULTI ASSET CLASS REITS - 1.2%
185,000	LXP Industrial Trust	1,729,750

	OIL & GAS PRODUCERS - 4.6%
24,000	Exxon Mobil Corporation	2,831,040
125,000	Kinder Morgan, Inc.	3,533,750
		6,364,790
	RETAIL - CONSUMER STAPLES - 2.0%
21,000	Target Corporation	2,778,510

	RETAIL - DISCRETIONARY - 2.4%
24,000	Boot Barn Holdings, Inc.(a)	3,291,360

	RETAIL REIT - 1.6%
38,000	Realty Income Corporation	2,199,820

	SEMICONDUCTORS - 7.6%
35,500	Advanced Micro Devices, Inc.(a)	4,869,713
11,000	NVIDIA Corporation	1,520,750
26,000	QUALCOMM, Inc.	4,121,780
		10,512,243
	SPECIALTY REIT - 1.3%
40,000	EPR Properties	1,814,800

	TECHNOLOGY HARDWARE - 6.7%
28,000	Apple, Inc.	6,645,240

The accompanying notes are an integral part of theses financial statements.

North Star Opportunity Fund

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 85.8% (Continued)
	TECHNOLOGY HARDWARE - 6.7% (Continued)
44,000	Cisco Systems, Inc.	$2,605,240
		9,250,480
	TECHNOLOGY SERVICES - 2.6%
25,000	Paychex, Inc.	3,656,750

	TRANSPORTATION & LOGISTICS - 1.5%
15,000	United Parcel Service, Inc., B	2,035,800

	WHOLESALE - DISCRETIONARY - 2.6%
81,300	Acme United Corporation	3,618,663

	TOTAL COMMON STOCKS (Cost $55,365,687)	118,988,721

Shares		Fair Value
	PREFERRED STOCKS — 1.1%
	ASSET MANAGEMENT — 1.1%
64,000	Compass Diversified Holdings, 7.875%	1,512,320

	TOTAL PREFERRED STOCKS (Cost $1,441,399)	1,512,320

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 2.1%
	INSTITUTIONAL FINANCIAL SERVICES — 0.7%
1,000,000	Lazard Group, LLC	3.7500	02/13/25	999,448

	LEISURE FACILITIES & SERVICES — 1.4%
1,850,000	Wendy’s International, LLC	7.0000	12/15/25	1,880,771

	TOTAL CORPORATE BONDS (Cost $2,880,338)			2,880,219

The accompanying notes are an integral part of theses financial statements.

North Star Opportunity Fund

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 4.0%
	U.S. TREASURY BILLS — 1.8%
1,000,000	United States Treasury Bill(c)	4.2600	12/26/24	$996,973
1,500,000	United States Treasury Bill(c)	4.3400	01/23/25	1,490,423
				2,487,396
	U.S. TREASURY NOTES — 2.2%
1,000,000	United States Treasury Note	3.8750	03/31/25	998,118
1,000,000	United States Treasury Note	3.8750	04/30/25	997,828
1,000,000	United States Treasury Note	4.2500	05/31/25	999,052
				2,994,998
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $5,471,342)			5,482,394

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.9%
	MONEY MARKET FUNDS - 6.9%
9,545,705	First American Treasury Obligations Fund, Class X, 4.55% (Cost $9,545,705)(d)	9,545,705

	TOTAL INVESTMENTS - 99.9% (Cost $74,704,471)	$138,409,359
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	98,141
	NET ASSETS - 100.0%	$138,507,500

LLC	- Limited Liability Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Affiliated Company – North Star Opportunity Fund holds in excess of 5% of outstanding voting securities of this security.
(c)	Zero coupon bond. Rate disclosed is the current yield as of November 30, 2024.
(d)	Rate disclosed is the seven day effective yield as of November 30, 2024.

The accompanying notes are an integral part of theses financial statements.

North Star Micro Cap Fund

SCHEDULE OF INVESTMENTS

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.1%
	AEROSPACE & DEFENSE - 1.1%
20,300	Ducommun, Inc.(a)	$1,360,100

	APPAREL & TEXTILE PRODUCTS - 7.7%
149,000	Lakeland Industries, Inc.	3,373,360
47,000	Movado Group, Inc.	956,450
112,500	Rocky Brands, Inc.	2,441,250
175,000	Superior Group of Companies, Inc.	2,962,750
		9,733,810
	ASSET MANAGEMENT - 1.2%
92,000	Westwood Holdings Group, Inc.	1,453,600

	AUTOMOTIVE - 2.9%
49,500	Miller Industries, Inc.	3,644,190

	BANKING - 2.4%
50,500	Bar Harbor Bankshares	1,817,495
50,000	First Busey Corporation	1,334,500
		3,151,995
	BEVERAGES - 0.0%
278,942	Truett-Hurst, Inc.(a),(b),(c)	–

	COMMERCIAL SUPPORT SERVICES - 8.3%
112,000	Barrett Business Services, Inc.	4,805,920
107,000	Hackett Group, Inc. (The)	3,353,380
100,000	Healthcare Services Group, Inc.(a)	1,234,000
150,000	Quest Resource Holding Corporation(a)	1,096,500
		10,489,800
	CONSTRUCTION MATERIALS - 9.1%
19,000	Apogee Enterprises, Inc.	1,599,990
65,000	United States Lime & Minerals, Inc.	9,945,000
		11,544,990
	CONSUMER SERVICES - 1.1%
85,000	Lincoln Educational Services Corporation(a)	1,396,550

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.1% (Continued)
	E-COMMERCE DISCRETIONARY - 2.6%
126,000	Liquidity Services, Inc.(a)	$3,221,820

	ELECTRICAL EQUIPMENT - 0.9%
43,000	Allient, Inc.	1,116,710

	FOOD - 2.1%
16,000	Nathan’s Famous, Inc.	1,400,000
72,000	Nature’s Sunshine Products, Inc.(a)	1,169,280
		2,569,280
	HOME & OFFICE PRODUCTS - 3.4%
203,000	ACCO Brands Corporation	1,181,460
88,051	Hamilton Beach Brands Holding Company, Class A	1,705,548
82,000	Virco Mfg. Corporation	1,346,440
		4,233,448
	HOME CONSTRUCTION - 7.3%
76,000	Green Brick Partners, Inc.(a)	5,430,960
143,000	Interface, Inc.	3,796,650
		9,227,610
	HOUSEHOLD PRODUCTS - 1.3%
19,800	Central Garden & Pet Company(a)	787,050
4,950	Central Garden & Pet Company, Class A(a)	167,261
157,000	Crown Crafts, Inc.	722,200
		1,676,511
	INDUSTRIAL INTERMEDIATE PROD - 2.7%
120,000	Eastern Company (The)	3,446,400

	INSURANCE - 1.2%
65,000	Tiptree, Inc.	1,481,350

	LEISURE PRODUCTS - 3.7%
238,000	Escalade, Inc.	3,570,000
32,101	Johnson Outdoors, Inc., Class A	1,080,520
		4,650,520

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.1% (Continued)
	MACHINERY - 6.4%
16,100	Alamo Group, Inc.	$3,219,195
116,499	QEP Company, Inc.	3,991,839
10,500	Tennant Company	927,885
		8,138,919
	MEDICAL EQUIPMENT & DEVICES - 0.9%
483,000	Accuray, Inc.(a)	1,077,090

	OIL & GAS PRODUCERS - 3.2%
435,000	Evolution Petroleum Corporation	2,549,100
50,000	World Kinect Corporation	1,447,500
		3,996,600
	OIL & GAS SERVICES & EQUIPMENT - 1.0%
157,000	ProPetro Holding Corporation(a)	1,318,800

	RETAIL - DISCRETIONARY - 9.9%
21,000	Boot Barn Holdings, Inc.(a)	2,879,940
162,000	Build-A-Bear Workshop, Inc.	6,154,379
79,000	Ethan Allen Interiors, Inc.	2,427,670
33,000	Shoe Carnival, Inc.	1,114,080
		12,576,069
	SEMICONDUCTORS - 0.5%
35,000	Penguin Solutions, Inc.(a)	634,900

	SOFTWARE - 1.2%
170,000	Cantaloupe, Inc.(a)	1,543,600

	SPECIALTY REIT - 1.8%
163,000	Postal Realty Trust, Inc.	2,309,710

	TECHNOLOGY HARDWARE - 1.0%
83,000	AstroNova, Inc.(a)	1,275,710

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.1% (Continued)
	TRANSPORTATION EQUIPMENT - 3.3%
102,000	Blue Bird Corporation(a)	$4,146,300

	WHOLESALE - DISCRETIONARY - 3.9%
91,000	Acme United Corporation	4,050,410
144,000	Hudson Technologies, Inc.(a)	855,360
		4,905,770
	TOTAL COMMON STOCKS (Cost $62,285,955)	116,322,152

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 7.9%
	MONEY MARKET FUNDS - 7.9%
10,021,203	First American Treasury Obligations Fund, Class X, 4.55% (Cost $10,021,203)(d)	10,021,203

	TOTAL INVESTMENTS - 100.0% (Cost $72,307,158)	$126,343,355
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(19,081)
	NET ASSETS - 100.0%	$126,324,274

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Affiliated Company – North Star Micro Cap Fund holds in excess of 5% of outstanding voting securities of this security.
(c)	Illiquid security. The total fair value of the securities at November 30, 2024 was $0 representing 0.0% of net assets.
(d)	Rate disclosed is the seven day effective yield as of November 30, 2024.

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund

SCHEDULE OF INVESTMENTS

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 89.6%
	APPAREL & TEXTILE PRODUCTS - 7.6%
45,000	Movado Group, Inc.	$915,750
87,000	Rocky Brands, Inc.	1,887,900
148,000	Superior Group of Companies, Inc.	2,505,640
59,000	Weyco Group, Inc.	2,106,890
		7,416,180
	ASSET MANAGEMENT - 10.3%
122,300	Compass Diversified Holdings	2,898,510
81,000	Sprott, Inc.	3,592,350
35,000	Vitesse Energy, Inc.	982,800
153,700	Westwood Holdings Group, Inc.	2,428,460
		9,902,120
	BANKING - 5.6%
15,850	Bank of Hawaii Corporation	1,251,833
76,500	Bar Harbor Bankshares	2,753,235
10,000	Wintrust Financial Corporation	1,380,100
		5,385,168
	CHEMICALS - 3.5%
49,000	Oil-Dri Corp of America	3,386,880

	COMMERCIAL SUPPORT SERVICES - 3.3%
23,200	ABM Industries, Inc.	1,326,344
45,000	Ennis, Inc.	959,850
106,000	Resources Connection, Inc.	894,640
		3,180,834
	CONSTRUCTION MATERIALS - 1.6%
18,100	Apogee Enterprises, Inc.	1,524,201

	ELECTRIC UTILITIES - 7.0%
46,000	Avista Corporation	1,779,740
38,000	Northwestern Energy Group, Inc.	2,099,120
10,500	Otter Tail Corporation	846,720
33,500	Unitil Corporation	2,010,670
		6,736,250

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 89.6% (Continued)
	ELECTRICAL EQUIPMENT - 3.8%
178,000	LSI Industries, Inc.	$3,638,320

	GAS & WATER UTILITIES - 8.3%
51,000	Artesian Resources Corporation, Class A	1,771,740
162,000	Global Water Resources, Inc.	2,170,800
48,000	Northwest Natural Holding Company	2,103,360
90,000	RGC Resources, Inc.	1,872,000
		7,917,900
	HOME & OFFICE PRODUCTS - 6.2%
157,000	ACCO Brands Corporation	913,740
64,000	Flexsteel Industries, Inc.	3,777,920
64,000	Hamilton Beach Brands Holding Company, Class A	1,239,680
		5,931,340
	HOUSEHOLD PRODUCTS - 3.4%
169,000	Crown Crafts, Inc.	777,400
66,000	Energizer Holdings, Inc.	2,515,260
		3,292,660
	INSURANCE - 1.0%
79,000	Crawford & Company	936,150

	LEISURE FACILITIES & SERVICES - 0.1%
6,000	Wendy’s Company (The), Class A	110,160

	LEISURE PRODUCTS - 3.0%
190,000	Escalade, Inc.	2,850,000

	MULTI ASSET CLASS REITS - 2.0%
48,000	Alexander & Baldwin, Inc.	944,640
107,000	LXP Industrial Trust	1,000,450
		1,945,090
	OIL & GAS PRODUCERS - 3.2%
367,000	Evolution Petroleum Corporation	2,150,620
149,000	Granite Ridge Resources, Inc.	961,050
		3,111,670

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 89.6% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.9%
121,000	Select Water Solutions, Inc., Class A	$1,787,170

	RESIDENTIAL REIT - 2.5%
125,000	UMH Properties, Inc.	2,400,000

	RETAIL - CONSUMER STAPLES - 1.3%
38,000	Village Super Market, Inc., Class A	1,230,060

	RETAIL - DISCRETIONARY - 4.7%
22,000	Buckle, Inc. (The)	1,145,980
96,300	Ethan Allen Interiors, Inc.	2,959,299
14,000	Monro, Inc.	393,680
		4,498,959
	SOFTWARE - 1.0%
96,000	Logility Supply Chain Solutions, Inc., Class A	1,010,880

	SPECIALTY FINANCE - 2.4%
14,000	GATX Corporation	2,298,240

	SPECIALTY REIT - 2.9%
196,000	Postal Realty Trust, Inc.	2,777,320

	TECHNOLOGY SERVICES - 0.9%
16,100	Value Line, Inc.	838,166

	TELECOMMUNICATIONS - 2.1%
122,000	Spok Holdings, Inc.	2,002,020

	TOTAL COMMON STOCKS (Cost $60,995,358)	86,107,738

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2024

Shares		Fair Value
	PREFERRED STOCKS — 1.0%
	HOME CONSTRUCTION — 1.0%
40,000	Green Brick Partners, Inc., 5.750%	$950,052

	TOTAL PREFERRED STOCKS (Cost $846,709)	950,052

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 9.1%
	MONEY MARKET FUNDS - 9.1%
8,724,386	First American Treasury Obligations Fund, Class X, 4.55% (Cost $8,724,386)(a)	8,724,386

	TOTAL INVESTMENTS - 99.7% (Cost $70,566,453)	$95,782,176
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	279,340
	NET ASSETS - 100.0%	$96,061,516

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of November 30, 2024.

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2024

Shares		Fair Value
	PREFERRED STOCKS — 6.9%
	ASSET MANAGEMENT — 2.1%
29,000	Compass Diversified Holdings, 7.875%	$685,270

	BANKING — 2.0%
27,000	Bank of America Corporation, 4.000%	663,660

	INSTITUTIONAL FINANCIAL SERVICES — 0.7%
250,000	Mellon Capital IV - Series 1, 5.6400%	220,101

	REAL ESTATE INVESTMENT TRUSTS — 2.1%
31,000	EPR Properties - Series C, 5.7500%	665,260

	TOTAL PREFERRED STOCKS (Cost $2,176,741)	2,234,291

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 84.4%
	AEROSPACE & DEFENSE — 3.0%
1,000,000	TransDigm, Inc.	5.5000	11/15/27	992,354

	APPAREL & TEXTILE PRODUCTS — 4.4%
1,475,000	Under Armour, Inc.	3.2500	06/15/26	1,428,947

	ASSET MANAGEMENT — 6.9%
850,000	Blackstone Private Credit Fund	2.6250	12/15/26	805,304
1,500,000	Hercules Capital, Inc.	2.6250	09/16/26	1,426,666
				2,231,970
	AUTOMOTIVE — 4.2%
1,350,000	Ford Motor Company	7.1250	11/15/25	1,371,254

	BANKING — 4.4%
1,500,000	Wintrust Financial Corporation	4.8500	06/06/29	1,436,380

	BIOTECH & PHARMA — 4.4%
1,400,000	Elanco Animal Health, Inc.	6.6500	08/28/28	1,448,539

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 84.4% (Continued)
	CONTAINERS & PACKAGING — 3.7%
1,200,000	Ball Corporation	5.2500	07/01/25	$1,200,857

	FOOD — 4.3%
1,400,000	J M Smucker Company (The)	3.5000	03/15/25	1,393,033

	HOME & OFFICE PRODUCTS — 11.2%
1,000,000	ACCO Brands Corporation(a)	4.2500	03/15/29	929,515
1,360,000	Scotts Miracle-Gro Company (The)	5.2500	12/15/26	1,351,885
1,400,000	Steelcase, Inc.	5.1250	01/18/29	1,362,931
				3,644,331
	HOME CONSTRUCTION — 6.8%
1,250,000	Beazer Homes USA, Inc.	5.8750	10/15/27	1,247,228
1,000,000	Interface, Inc.(a)	5.5000	12/01/28	981,375
				2,228,603
	HOUSEHOLD PRODUCTS — 3.7%
1,200,000	Energizer Holdings, Inc.(a)	6.5000	12/31/27	1,217,194

	INDUSTRIAL SUPPORT SERVICES — 3.1%
1,000,000	United Rentals North America, Inc.	5.5000	05/15/27	1,000,457

	INSTITUTIONAL FINANCIAL SERVICES — 3.7%
1,250,000	Lazard Group, LLC	3.6250	03/01/27	1,218,537

	LEISURE FACILITIES & SERVICES — 8.9%
1,400,000	Cedar Fair, L.P./Canada’s Wonderland Company/Magnum Management Corporation	5.3750	04/15/27	1,393,396
1,471,000	Wendy’s International, LLC	7.0000	12/15/25	1,495,467
				2,888,863
	OIL & GAS PRODUCERS — 4.3%
1,390,000	Gulfport Energy Corporation	8.0000	05/17/26	1,407,878

	OIL & GAS SERVICES & EQUIPMENT — 3.2%
1,050,000	Oceaneering International, Inc.	6.0000	02/01/28	1,042,832

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 84.4% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 4.2%
1,400,000	EPR Properties	4.9500	04/15/28	$1,381,832

	TOTAL CORPORATE BONDS (Cost $27,170,679)			27,533,861

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 4.6%
	U.S. TREASURY BILLS — 1.5%
500,000	United States Treasury Bill(b)	4.3800	02/13/25	495,539

	U.S. TREASURY NOTES — 3.1%
500,000	United States Treasury Note	3.8750	03/31/25	499,059
500,000	United States Treasury Note	3.8750	04/30/25	498,914
				997,973
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,490,261)			1,493,512

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.9%
	MONEY MARKET FUNDS - 2.9%
945,459	First American Treasury Obligations Fund, Class X, 4.55% (Cost $945,459)(c)	945,459

	TOTAL INVESTMENTS - 98.8% (Cost $31,783,140)	$32,207,123
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	402,274
	NET ASSETS - 100.0%	$32,609,397

LLC	- Limited Liability Company

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2024 the total market value of 144A securities is $3,128,084 or 9.6% of net assets.
(b)	Zero coupon bond. Rate disclosed is the current yield as of November 30, 2024.
(c)	Rate disclosed is the seven day effective yield as of November 30, 2024.

The accompanying notes are an integral part of these financial statements.

North Star Small Cap Value Fund

SCHEDULE OF INVESTMENTS

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 94.5%
	ASSET MANAGEMENT - 6.1%
18,000	Compass Diversified Holdings	$426,600
22,000	Sprott, Inc.	975,700
69,000	WisdomTree, Inc.	824,550
		2,226,850
	BANKING - 7.6%
15,500	Bar Harbor Bankshares	557,845
3,710	City Holding Company	487,197
12,000	NBT Bancorp, Inc.	601,440
12,460	QCR Holdings, Inc.	1,147,691
		2,794,173
	COMMERCIAL SUPPORT SERVICES - 7.0%
46,861	Hackett Group, Inc. (The)	1,468,624
18,225	V2X, Inc.(a)	1,098,056
		2,566,680
	E-COMMERCE DISCRETIONARY - 3.2%
45,200	Liquidity Services, Inc.(a)	1,155,764

	ELECTRICAL EQUIPMENT - 9.8%
27,000	Allient, Inc.	701,190
53,000	LSI Industries, Inc.	1,083,320
10,152	OSI Systems, Inc.(a)	1,800,965
		3,585,475
	ENGINEERING & CONSTRUCTION - 11.5%
4,400	Comfort Systems USA, Inc.	2,170,389
17,500	VSE Corporation	2,052,050
		4,222,439
	GAS & WATER UTILITIES - 2.3%
63,000	Global Water Resources, Inc.	844,200

	HOME CONSTRUCTION - 4.5%
15,980	Champion Homes, Inc.(a)	1,657,605

The accompanying notes are an integral part of theses financial statements.

North Star Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	HOUSEHOLD PRODUCTS - 2.3%
11,000	Central Garden & Pet Company(a)	$437,250
11,000	Energizer Holdings, Inc.	419,210
		856,460
	INDUSTRIAL INTERMEDIATE PROD - 4.7%
18,574	AZZ, Inc.	1,729,982

	LEISURE FACILITIES & SERVICES - 4.5%
60,000	Lucky Strike Entertainment Corporation	738,600
22,400	Sphere Entertainment Company(a)	921,760
		1,660,360
	MACHINERY - 3.3%
6,063	Alamo Group, Inc.	1,212,297

	MEDICAL EQUIPMENT & DEVICES - 1.1%
4,675	Haemonetics Corporation(a)	408,922

	OIL & GAS PRODUCERS - 2.8%
5,900	Gulfport Energy Corporation(a)	1,037,220

	OIL & GAS SERVICES & EQUIPMENT - 6.3%
65,000	Helix Energy Solutions Group, Inc.(a)	694,850
100,000	ProPetro Holding Corporation(a)	840,000
24,200	Thermon Group Holdings, Inc.(a)	763,752
		2,298,602
	RESIDENTIAL REIT - 2.6%
49,561	UMH Properties, Inc.	951,571

	RETAIL - DISCRETIONARY - 6.0%
6,800	Boot Barn Holdings, Inc.(a)	932,552
21,817	Shoe Carnival, Inc.	736,542
5,300	Signet Jewelers Ltd.	531,060
		2,200,154

The accompanying notes are an integral part of theses financial statements.

North Star Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	SEMICONDUCTORS - 1.5%
7,392	Axcelis Technologies, Inc.(a)	$548,782

	SPECIALTY REIT - 2.1%
55,500	Postal Realty Trust, Inc.	786,435

	STEEL - 1.3%
7,800	Commercial Metals Company	481,182

	TRANSPORTATION EQUIPMENT - 3.3%
29,400	Blue Bird Corporation(a)	1,195,110

	WHOLESALE - DISCRETIONARY - 0.7%
44,000	Hudson Technologies, Inc.(a)	261,360

	TOTAL COMMON STOCKS (Cost $18,361,760)	34,681,623

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 5.5%
	MONEY MARKET FUNDS - 5.5%
2,005,942	First American Treasury Obligations Fund, Class X, 4.55% (Cost $2,005,942)(b)	2,005,942

	TOTAL INVESTMENTS - 100.0% (Cost $20,367,702)	$36,687,565
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(17,291)
	NET ASSETS - 100.0%	$36,670,274

LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2024.

The accompanying notes are an integral part of theses financial statements.

North Star Funds

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2024

	North Star Opportunity Fund	North Star Micro Cap Fund	North Star Dividend Fund	North Star Bond Fund	North Star Small Cap Value Fund
Assets:
Investments in Unaffiliated Securities at Cost	$72,477,723	$72,307,158	$70,566,453	$31,783,140	$20,367,702
Investments in Non-controlled Affiliated Securities at Cost	2,226,748	-	-	-	-
Total Securities at Cost	74,704,471	72,307,158	70,566,453	31,783,140	20,367,702

Investments in Unaffiliated Securities at Value	$136,750,119	$126,343,355	$95,782,176	$32,207,123	$36,687,565
Investments in Non-controlled Affiliated Securities at Value	1,659,240	-	-	-	-
Total Securities at Value	138,409,359	126,343,355	95,782,176	32,207,123	36,687,565

Cash	21,250	-	-	-
Dividends and Interest Receivable	245,898	140,763	393,564	465,918	36,995
Receivable for Fund Shares Sold	594	25	700	-	97
Prepaid Expenses and Other Assets	9,977	10,619	16,565	4,255	6,662
Total Assets	138,687,078	126,494,762	96,193,005	32,677,296	36,731,319

Liabilities:
Payable for Fund Shares Redeemed	-	20,000	-	-	1,177
Investment Advisory Fees Payable	111,895	98,602	77,366	22,754	10,024
Distribution (12b-1) Fees Payable	3,127	-	-	-	6,337
Payable to Related Parties	19,840	14,673	14,803	13,244	9,616
Audit and Tax Fees Payable	19,249	19,293	19,182	19,014	22,305
Accrued Expenses and Other Liabilities	25,467	17,920	20,138	12,887	11,586
Total Liabilities	179,578	170,488	131,489	67,899	61,045

Net Assets	$138,507,500	$126,324,274	$96,061,516	$32,609,397	$36,670,274

Composition of Net Assets:
At November 30, 2024, Net Assets consisted of:
Paid-in-Capital	$70,647,152	$68,768,036	$68,864,381	$35,588,624	$16,169,779
Accumulated Earnings/(Losses)	67,860,348	57,556,238	27,197,135	(2,979,227)	20,500,495
Net Assets	$138,507,500	$126,324,274	$96,061,516	$32,609,397	$36,670,274

Net Asset Value Per Share:
Class I Shares:
Net Assets	$126,785,855	$126,324,274	$96,061,516	$32,609,397
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	6,928,406	2,827,202	4,014,862	3,643,572
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price Per Share*	$18.30	$44.68	$23.93	$8.95

Class A Shares:
Net Assets	$11,721,645
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	636,352
Net Asset Value (Net Assets/Shares Outstanding) and Redemption Price Per Share*	$18.42
Maximum Offering Price Per Share (Maximum Sales Charge of 5.75%)	$19.54

Institutional Class Shares:
Net Assets					$4,661,899
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)					266,990
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price Per Share					$17.46

Investor Class Shares:
Net Assets					$32,008,375
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)					1,828,209
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price Per Share					$17.51

*	The Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part of these financial statements.

North Star Funds

STATEMENTS OF OPERATIONS

For the Year Ended November 30, 2024

	North Star Opportunity Fund	North Star Micro Cap Fund	North Star Dividend Fund	North Star Bond Fund	North Star Small Cap Value Fund
Investment Income
Dividends from Unaffiliated Investments (net of $0, $0, $13,939, $0, and $3,466 in foreign dividend tax withheld)	$2,252,711	$1,982,285	$3,337,073	$183,003	$303,727
Interest	944,162	426,559	438,537	1,657,558	103,384
Total Investment Income	3,196,873	2,408,844	3,775,610	1,840,561	407,111

Expenses
Investment Advisory Fees	1,310,548	1,124,152	903,054	264,863	362,782
Distribution (12b-1) Fees - Class A	30,630	-	-	-	-
Distribution (12b-1) Fees - Investor Class	-	-	-	-	80,070
Third Party Administrative Servicing Fees	121,288	94,225	85,355	28,383	5,134
Administrative Service Fees	121,267	106,970	88,341	51,737	45,613
Accounting Service Fees	55,358	41,008	32,166	18,019	18,761
Registration Fees	44,234	26,849	23,828	27,275	36,682
Transfer Agent Fees	35,253	17,146	23,385	16,131	14,568
Trustees’ Fees and Expenses	23,349	23,216	23,346	23,346	21,486
Legal Fees	23,311	22,880	22,943	23,153	18,438
Audit and Tax Fees	18,407	18,483	15,722	20,886	23,478
Chief Compliance Officer Fees	12,819	11,373	10,050	6,926	6,536
Insurance Expense	11,930	8,407	8,347	5,872	6,312
Custodian Fees	10,532	10,213	7,283	3,768	2,970
Printing Expense	7,550	5,653	6,179	2,923	2,435
Other Expenses	4,572	8,146	7,531	2,554	221
Total Expenses	1,831,048	1,518,721	1,257,530	495,836	645,486
Fees Waived by the Adviser	(51,493)	-	-	-	(216,325)

Net Expenses	1,779,555	1,518,721	1,257,530	495,836	429,161

Net Investment Income (Loss)	1,417,318	890,123	2,518,080	1,344,725	(22,050)

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss):
on Unaffiliated Investments	3,927,275	4,090,583	1,988,710	(1,040,045)	4,864,891
on Affiliated Investments	-	(710,922)	-	-	-
on Foreign Currency Transactions	-	-	9	-	560
Total Net Realized Gain (Loss)	3,927,275	3,379,661	1,988,719	(1,040,045)	4,865,451
Net Change in Unrealized Appreciation (Depreciation):
on Unaffiliated Investments	20,712,838	25,028,571	13,143,629	1,665,089	5,432,963
on Affiliated Investments	(109,841)	719,291	-	-	-
on Foreign Currency Translations	-	-	45	-	(11)
Total Net Change in Unrealized Appreciation (Depreciation)	20,602,997	25,747,862	13,143,674	1,665,089	5,432,952

Net Realized and Unrealized Gain on Investments	24,530,272	29,127,523	15,132,393	625,044	10,298,403

Net Increase in Net Assets Resulting From Operations	$25,947,590	$30,017,646	$17,650,473	$1,969,769	$10,276,353

The accompanying notes are an integral part of these financial statements.

North Star Funds

STATEMENTS OF CHANGES IN NET ASSETS

	North Star Opportunity Fund
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023
Operations
Net Investment Income	$1,417,318	$1,830,317
Net Realized Gain on Investments	3,927,275	1,961,738
Net Change in Unrealized Appreciation (Depreciation) on Investments	20,602,997	(2,261,161)
Net Increase in Net Assets Resulting From Operations	25,947,590	1,530,894

Distributions to Shareholders:
Distributions Paid
Class I	(3,456,120)	(5,349,666)
Class A	(348,867)	(743,561)
Total Distributions Paid	(3,804,987)	(6,093,227)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (133,168 and 187,829 shares, respectively)	2,268,584	2,877,411
Distributions Reinvested (164,824 and 281,389 shares, respectively)	2,669,997	4,254,728
Cost of Shares Redeemed (712,977 and 500,072 shares, respectively)	(12,168,988)	(7,616,496)
Redemption Fee Proceeds	393	3,895
Total Class I Shares	(7,230,014)	(480,462)

Class A Shares:
Proceeds from Shares Sold (1,181 and 9,278 shares, respectively)	20,106	143,675
Distributions Reinvested (21,328 and 48,411 shares, respectively)	343,831	735,500
Cost of Shares Redeemed (286,583 and 367,336 shares, respectively)	(4,804,359)	(5,615,833)
Redemption Fee Proceeds	15	274
Total Class A Shares	(4,440,407)	(4,736,384)

Net Decrease in Net Assets From Shares of Beneficial Interest	(11,670,421)	(5,216,846)

Total Increase (Decrease) in Net Assets	10,472,182	(9,779,179)

Net Assets
Beginning of Year	128,035,318	137,814,497
End of Year	$138,507,500	$128,035,318

The accompanying notes are an integral part of these financial statements.

North Star Funds

STATEMENTS OF CHANGES IN NET ASSETS

	North Star Micro Cap Fund
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023
Operations
Net Investment Income	$890,123	$826,484
Net Realized Gain (Loss) on Investments	3,379,661	(173,498)
Net Change in Unrealized Appreciation on Investments	25,747,862	7,470,617
Net Increase in Net Assets Resulting From Operations	30,017,646	8,123,603

Distributions to Shareholders:
Class I Shares:
Distributions Paid	(782,956)	(237,830)
Total Distributions to Shareholders	(782,956)	(237,830)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (60,497 and 83,879 shares, respectively)	2,369,809	2,717,433
Distributions Reinvested (17,936 and 6,281 and shares, respectively)	632,955	197,108
Cost of Shares Redeemed (155,735 and 130,149 shares, respectively)	(6,128,214)	(4,249,162)
Redemption Fee Proceeds	109	5
Total Class I Shares	(3,125,341)	(1,334,616)

Total Increase in Net Assets	26,109,349	6,551,157

Net Assets
Beginning of Year	100,214,925	93,663,768
End of Year	$126,324,274	$100,214,925

The accompanying notes are an integral part of these financial statements.

North Star Funds

STATEMENTS OF CHANGES IN NET ASSETS

	North Star Dividend Fund
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023
Operations
Net Investment Income	$2,518,080	$2,213,480
Net Realized Gain on Investments and Foreign Currency Transactions	1,988,719	164,313
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	13,143,674	(5,194,381)
Net Increase (Decrease) in Net Assets Resulting From Operations	17,650,473	(2,816,588)

Distributions to Shareholders:
Class I Shares:
Distributions Paid	(3,268,884)	(5,134,817)
Total Distributions to Shareholders	(3,268,884)	(5,134,817)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (231,543 and 194,450 shares, respectively)	5,093,719	4,050,836
Distributions Reinvested (102,774 and 186,029 shares, respectively)	2,275,639	3,895,799
Cost of Shares Redeemed (372,666 and 235,580 shares, respectively)	(8,179,918)	(4,784,931)
Redemption Fee Proceeds	143	240
Total Class I Shares	(810,417)	3,161,944

Total Increase (Decrease) in Net Assets	13,571,172	(4,789,461)

Net Assets
Beginning of Year	82,490,344	87,279,805
End of Year	$96,061,516	$82,490,344

The accompanying notes are an integral part of these financial statements.

North Star Funds

STATEMENTS OF CHANGES IN NET ASSETS

	North Star Bond Fund
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023
Operations
Net Investment Income	$1,344,725	$949,004
Net Realized Loss on Investments	(1,040,045)	(491,037)
Net Change in Unrealized Appreciation on Investments	1,665,089	595,416
Net Increase in Net Assets Resulting From Operations	1,969,769	1,053,383

Distributions to Shareholders:
Class I Shares:
Total Distributions Paid	(1,355,084)	(900,562)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (487,320 and 333,162 shares, respectively)	4,331,800	2,900,450
Distributions Reinvested (99,696 and 73,750 shares, respectively)	885,234	642,505
Cost of Shares Redeemed (252,883 and 218,938 shares, respectively)	(2,250,386)	(1,908,370)
Redemption Fee Proceeds	-	4
Total Class I Shares	2,966,648	1,634,589

Total Increase in Net Assets	3,581,333	1,787,410

Net Assets
Beginning of Year	29,028,064	27,240,654
End of Year	$32,609,397	$29,028,064

The accompanying notes are an integral part of these financial statements.

North Star Funds

STATEMENTS OF CHANGES IN NET ASSETS

	North Star Small Cap Value Fund
	For the Year Ended November 30, 2024	For the Period Ended November 30, 2023*	For the Year Ended January 31, 2023
Operations
Net Investment Income (Loss)	$(22,050)	$(18,727)	$145,368
Net Realized Gain on Investments and Foreign Currency Transactions	4,865,451	1,338,607	9,338,442
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	5,432,952	(4,603,098)	(11,219,799)
Net Increase (Decrease) in Net Assets Resulting From Operations	10,276,353	(3,283,218)	(1,735,989)

Distributions to Shareholders:
Distributions Paid
Institutional Class	-	(373,561)	(1,977,553)
Investor Class	-	(2,961,837)	(6,665,839)
Total Distributions Paid	-	(3,335,398)	(8,643,392)

Capital Shares of Beneficial Interest
Institutional Class Shares:
Proceeds from Shares Sold (41,144, 16,210 and 77,629 shares, respectively)	648,488	232,515	1,347,209
Distributions Reinvested (0, 27,490 and 135,878 shares, respectively)	-	361,492	1,952,563
Cost of Shares Redeemed (76,862, 111,845 and 1,819,201(b) shares, respectively)	(1,135,445)	(1,628,067)	(30,141,680	)(a)
Total Institutional Class Shares	(486,957)	(1,034,060)	(26,841,908)

Investor Class Shares:
Proceeds from Shares Sold (51,941, 22,580 and 38,334(b) shares, respectively)	802,503	337,520	641,095	(a)
Distributions Reinvested (0, 221,195 and 455,336 shares, respectively)	-	2,924,194	6,575,061
Cost of Shares Redeemed (648,916, 496,067 and 1,326,693 shares, respectively)	(9,888,213)	(7,285,006)	(22,365,104)
Total Investor Class Shares	(9,085,710)	(4,023,292)	(15,148,948)

Net Decrease in Net Assets From Shares of Beneficial Interest	(9,572,667)	(5,057,352)	(41,990,856)

Total Increase (Decrease) in Net Assets	703,686	(11,675,968)	(52,370,237)

Net Assets
Beginning of Period	35,966,588	47,642,556	100,012,793
End of Period	$36,670,274	$35,966,588	$47,642,556

*	For the period February 1, 2023 to November 30, 2023. The Fund’s fiscal year end changed from January 31 to November 30.
(a)	Includes $2,504 of exchanges from Institutional Class to Investor Class.
(b)	Includes the exchange of 149 shares from Institutional Class to 149 shares of Investor Class from prior year.

The accompanying notes are an integral part of these financial statements.

North Star Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	North Star Opportunity Fund Class I
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021		For the Year Ended November 30, 2020
Net Asset Value, Beginning of Year	$15.52	$16.05	$20.00	$16.71		$14.00
Activity From Investment Operations:
Net investment income (a)	0.18	0.22	0.16	0.10		0.13
Net gain (loss) from securities (both realized and unrealized)	3.08	(0.02)	(3.57)	3.23		2.69
Total from operations	3.26	0.20	(3.41)	3.33		2.82

Less Distributions From:
Net investment income	(0.23)	(0.21)	(0.11)	(0.04)		(0.10)
Net realized gains on investments	(0.25)	(0.52)	(0.43)	(0.00	)(b)	-
Return of Capital	-	-	-	-		(0.01)
Total Distributions	(0.48)	(0.73)	(0.54)	(0.04)		(0.11)

Redemption Fees	0.00 (b)	0.00 (b)	0.00 (b)	0.00	(b)	-

Net Asset Value, End of Year	$18.30	$15.52	$16.05	$20.00		$16.71

Total Return (c)	21.42%	1.37%	(17.48)%	20.00%		20.29%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$126,786	$113,975	$118,346	$146,910		$114,330
Ratio to average net assets:
Expenses, Gross (d)	1.34%	1.35%	1.35%	1.27%		1.37%
Expenses, Net of waiver or recapture	1.30%	1.30%	1.30%	1.30%		1.30%
Net investment income	1.08%	1.44%	0.93%	0.52%		0.90%
Portfolio turnover rate	21%	24%	31%	30%		59%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.
(b)	Less than $0.005 per share.
(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses for the year ended November 30, 2020, November 30, 2022, November 30, 2023 and November 30, 2024, total returns would have been lower. Had the Advisor not recaptured expenses for the year ended November 30, 2021, total return would have been higher.
(d)	Represents the ratio of expenses to average net assets absent any fee waivers, expense reimbursements and/or expense recapture by the Adviser.

The accompanying notes are an integral part of these financial statements.

North Star Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	North Star Opportunity Fund Class A
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
Net Asset Value, Beginning of Year	$15.62	$16.09	$20.05	$16.76	$14.05
Activity From Investment Operations:
Net investment income (a)	0.14	0.18	0.11	0.05	0.10
Net gain (loss) from securities (both realized and unrealized)	3.09	(0.01)	(3.58)	3.26	2.69
Total from operations	3.23	0.17	(3.47)	3.31	2.79

Less Distributions From:
Net investment income	(0.18)	(0.12)	(0.06)	(0.02)	(0.07)
Net realized gains on investments	(0.25)	(0.52)	(0.43)	-	-
Return of Capital	-	-	-	-	(0.01)
Total Distributions	(0.43)	(0.64)	(0.49)	(0.02)	(0.08)

Redemption Fees	0.00 (b)	0.00 (b)	-	0.00 (b)	0.00 (b)

Net Asset Value, End of Year	18.42	15.62	16.09	20.05	16.76

Total Return (c)	21.07%	1.15%	(17.70)%	19.73%	19.99%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$11,722	$14,061	$19,469	$31,276	$26,940
Ratio to average net assets:
Expenses, Gross (d)	1.59%	1.60%	1.60%	1.51%	1.62%
Expenses, Net of waiver or recapture	1.55%	1.55%	1.55%	1.54%	1.55%
Net investment income	0.81%	1.17%	0.65%	0.26%	0.67%
Portfolio turnover rate	21%	24%	31%	30%	59%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.
(b)	Less than $0.005 per share.
(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses for the year ended November 30, 2019, November 30, 2020, November 30, 2022, November 30, 2023 and November 30, 2024, total returns would have been lower. Had the Advisor not recaptured expenses for the year ended November 30, 2021, total return would have been higher.
(d)	Represents the ratio of expenses to average net assets absent any fee waivers, expense reimbursements and/or expense recapture by the Adviser.

The accompanying notes are an integral part of these financial statements.

North Star Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	North Star Micro Cap Fund Class I
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021		For the Year Ended November 30, 2020
Net Asset Value, Beginning of Year	$34.50	$31.81	$41.77	$35.74		$26.11
Activity From Investment Operations:
Net investment income (loss) (a)	0.31	0.28	0.19	(0.00	)(b)	(0.00	)(b)
Net gain (loss) from securities (both realized and unrealized)	10.14	2.49	(8.80)	6.03		9.76
Total from operations	10.45	2.77	(8.61)	6.03		9.76

Less Distributions From:
Net investment income	(0.27)	(0.08)	(0.10)	(0.00	)(b)	(0.08)
Net realized gains on investments	-	-	(1.25)	-		-
Return of Capital	-	-	-	-		(0.05)
Total Distributions	(0.27)	(0.08)	(1.35)	(0.00)		(0.13)

Redemption Fees	0.00 (b)	0.00 (b)	0.00 (b)	0.00	(b)	0.00	(b)

Net Asset Value, End of Year	$44.68	$34.50	$31.81	$41.77		$35.74

Total Return (c)	30.50%	8.74%	(21.34)%	16.88%		37.57%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$126,324	$100,215	$93,664	$126,281		$97,262
Ratio to average net assets:
Expenses	1.33%	1.38%	1.41%	1.29%		1.38%
Net investment income (loss)	0.78%	0.85%	0.55%	(0.01)%		(0.00	)%(d)
Portfolio turnover rate	26%	18%	11%	9%		35%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.
(b)	Less than $0.005 per share.
(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(d)	Less than 0.005%.

The accompanying notes are an integral part of these financial statements.

North Star Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	North Star Dividend Fund Class I
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
Net Asset Value, Beginning of Year	$20.35	$22.33	$23.43	$20.05	$20.35
Activity From Investment Operations:
Net investment income (a)	0.61	0.54	0.53	0.43	0.37
Net gain (loss) from securities (both realized and unrealized)	3.77	(1.23)	(0.76)	3.32	(0.35)
Total from operations	4.38	(0.69)	(0.23)	3.75	0.02

Less Distributions From:
Net investment income	(0.67)	(0.50)	(0.48)	(0.37)	(0.30)
Net realized gains on investments	(0.13)	(0.79)	(0.39)	-	-
Return of Capital	-	-	-	-	(0.02)
Total Distributions	(0.80)	(1.29)	(0.87)	(0.37)	(0.32)

Redemption Fees (b)	0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Year	$23.93	$20.35	$22.33	$23.43	$20.05

Total Return (c)	21.91%	(3.14)%	(0.96)%	18.70%	0.36%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$96,062	$82,490	$87,280	$88,006	$75,296
Ratio to average net assets:
Expenses	1.39%	1.45%	1.45%	1.36%	1.48%
Net investment income	2.79%	2.63%	2.40%	1.79%	2.08%
Portfolio turnover rate	34%	23%	22%	12%	54%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.
(b)	Less than $0.005 per share.
(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

The accompanying notes are an integral part of these financial statements.

North Star Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	North Star Bond Fund Class I
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
Net Asset Value, Beginning of Year	$8.77	$8.73	$9.49	$9.49	$9.69
Activity From Investment Operations:
Net investment income (a)	0.38	0.30	0.22	0.25	0.31
Net gain (loss) from securities (both realized and unrealized)	0.19	0.03	(0.76)	0.02	(0.22)
Total from operations	0.57	0.33	(0.54)	0.27	0.09

Less Distributions From:
Net investment income	(0.39)	(0.29)	(0.22)	(0.27)	(0.29)
Total Distributions	(0.39)	(0.29)	(0.22)	(0.27)	(0.29)

Redemption Fees	-	0.00 (b)	-	-	0.00 (b)

Net Asset Value, End of Year	$8.95	$8.77	$8.73	$9.49	$9.49

Total Return (c)	6.58%	3.82%	(5.69)%	2.85%	1.07%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$32,609	$29,028	$27,241	$31,113	$27,837
Ratio to average net assets:
Expenses, Gross	1.59%	1.65%	1.63%	1.59%	1.63%
Expenses, Net of expense waiver or recapture	1.59%	1.65%	1.63%	1.59%	1.63%
Net investment income	4.31%	3.48%	2.48%	2.56%	3.35%
Portfolio turnover rate	43%	48%	27%	42%	55%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.
(b)	Less than $0.005 per share.
(c)	Total return represents aggregate total return based on Net Asset Value. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

The accompanying notes are an integral part of these financial statements.

North Star Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Small Cap Value Fund Investor Class
	For the Year Ended November 30, 2024		For the Period Ended November 30, 2023*		For the Year Ended January 31, 2023	For the Year Ended January 31, 2022		For the Year Ended January 31, 2021	For the Year Ended January 31, 2020
Net Asset Value, Beginning of Period	$13.19		$15.64		$18.23	$20.49		$18.80	$18.71
Activity From Investment Operations:
Net investment income (loss) (a)	(0.01)		(0.01)		0.02	0.00	(b)	0.05	0.07
Net gain (loss) from securities (both realized and unrealized)	4.33		(1.11)		0.21	5.12		1.83	0.43
Total from operations	4.32		(1.12)		0.23	5.12		1.88	0.50

Less Distributions From:
Net investment income	-		(0.03)		(0.05)	(0.00	)(b)	(0.19)	(0.02)
Net realized gains on investments	-		(1.30)		(2.77)	(7.38)		-	(0.39)
Total Distributions	-		(1.33)		(2.82)	(7.38)		(0.19)	(0.41)

Redemption Fees (h)	-		-		-	0.00	(b)	0.00 (b)	0.00 (b)

Net Asset Value, End of Period	$17.51		$13.19		$15.64	$18.23		$20.49	$18.80

Total Return (c)	32.75%		(7.18	)%(e)	2.55%	23.66%		10.04%	2.55%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$32,008		$31,993		$41,871	$64,007		$71,784	$177,627
Ratio to average net assets:
Expenses, Gross (d)	1.81%		1.88	%(f)	1.47%	1.38%		1.35%	1.30%
Expenses, Net of expense waiver or recapture (h)	1.21%		1.21	%(f)	1.21%	1.21%		1.21%	1.21%
Net investment income (loss)	(0.09	)%(i)	(0.08	)%(f)	0.13%	0.00	%(g)	0.30%	0.36%
Portfolio turnover rate	29%		6	%(e)	28%	71%		66%	57%

*	For the period February 1, 2023 to November 30, 2023. The Fund’s fiscal year end changed from January 31 to November 30, effective February 1, 2023.
(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)	Less than $0.005 per share.
(c)	Total return represents aggregate total return based on Net Asset Value. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(d)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or recapture by the Adviser.
(e)	Not annualized.
(f)	Annualized.
(g)	Less than 0.005%.
(h)	Prior to June 1, 2021, shares were subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.
(i)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts represented may not coincide with the aggregate presentation of the Statements of Operations.

The accompanying notes are an integral part of these financial statements.

North Star Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Small Cap Value Fund Institutional Class
	For the Year Ended November 30, 2024	For the Period Ended November 30, 2023*		For the Year Ended January 31, 2023	For the Year Ended January 31, 2022	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020
Net Asset Value, Beginning of Period	$13.13	$15.56		$18.22	$20.53	$18.83	$18.70
Activity From Investment Operations:
Net investment income (a)	0.02	0.02		0.06	0.05	0.09	0.11
Net gain (loss) from securities (both realized and unrealized)	4.31	(1.10)		0.19	5.14	1.84	0.43
Total from operations	4.33	(1.08)		0.25	5.19	1.93	0.54

Less Distributions From:
Net investment income	-	(0.05)		(0.14)	(0.12)	(0.23)	(0.02)
Net realized gains on investments	-	(1.30)		(2.77)	(7.38)	-	(0.39)
Total Distributions	-	(1.35)		(2.91)	(7.50)	(0.23)	(0.41)

Redemption Fees (g)	-	-		-	0.00 (b)	0.00 (b)	0.00 (b)

Net Asset Value, End of Period	$17.46	$13.13		$15.56	$18.22	$20.53	$18.83

Total Return (c)	32.98%	(6.95	)%(e)	2.71%	23.92%	10.33%	2.80%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$4,662	$3,974		$5,771	$36,005	$96,863	$132,207
Ratio to average net assets:
Expenses, Gross (d)	1.56%	1.73	%(f)	1.45%	1.38%	1.35%	1.30%
Expenses, Net of expense waiver or recapture (g)	0.98%	0.98	%(f)	0.98%	0.98%	0.98%	0.98%
Net investment income	0.15%	0.14	%(f)	0.34%	0.20%	0.52%	0.55%
Portfolio turnover rate	29%	6	%(e)	28%	71%	66%	57%

*	For the period February 1, 2023 to November 30, 2023. The Fund’s fiscal year end changed from January 31 to November 30, effective February 1, 2023.
(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)	Less than $0.005 per share.
(c)	Total return represents aggregate total return based on Net Asset Value. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(d)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or recapture by the Adviser.
(e)	Not annualized.
(f)	Annualized.
(g)	Prior to June 1, 2021, shares were subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.

The accompanying notes are an integral part of these financial statements.

North Star Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2024

1.	ORGANIZATION

The North Star Opportunity Fund, the North Star Micro Cap Fund, the North Star Dividend Fund, the North Star Bond Fund and the North Star Small Cap Value Fund (each a “Fund,” and together the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-ended management investment companies.

The Trust acquired the Walthausen Small Cap Value Fund (the “Predecessor Fund”), in a tax-free reorganization as of the close of business on May 12, 2023 (the “Reorganization”) and changed its name to the North Star Small Cap Value Fund. As a series of the Trust, the North Star Small Cap Value Fund is a continuation of the Predecessor Fund, and has adopted its financial reporting history. The Fund changed its year end to November 30 from January 31.

The diversification policy of each Fund is as follows:

Fund
North Star Opportunity Fund	Diversified
North Star Micro Cap Fund	Diversified
North Star Dividend Fund	Diversified
North Star Bond Fund	Diversified
North Star Small Cap Value Fund	Diversified

The investment objective of each Fund is as follows:

Fund	Primary Objective
North Star Opportunity Fund	To seek long-term capital appreciation
North Star Micro Cap Fund	Capital appreciation and to derive income from short term liquid securities
North Star Dividend Fund	To generate dividend income and to seek capital appreciation
North Star Bond Fund	To generate income, with preservation of capital
North Star Small Cap Value Fund	To seek long-term capital appreciation

The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Micro Cap Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations. The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Dividend Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations. The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor North Star Opportunity Fund”), which transferred its assets to the Fund in connection with the North Star Opportunity Fund’s commencement of operations. The Predecessor Funds were managed by the same adviser who currently manages the Funds, and have substantially similar investment objectives and strategies to those of the Funds.

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2024

Each Fund commenced operations on the following dates:

Fund	Date
North Star Opportunity Fund	December 15, 2011
North Star Micro Cap Fund	May 31, 2013
North Star Dividend Fund	May 31, 2013
North Star Bond Fund	December 19, 2014
North Star Small Cap Value Fund	February 1, 2008 (Commencement of operations of the Predecessor Fund)

The North Star Micro Cap Fund, the North Star Dividend Fund and the North Star Bond Fund currently offer Class I shares. The North Star Opportunity Fund currently offers Class I and Class A shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares are offered at net asset value. The North Star Small Cap Value Fund currently offers Investor Class and Institutional Class shares, both classes are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent approximate fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller‐sized bond positions known as “odd lots” and larger institutional‐sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Investments in open-ended investment companies are valued at net asset value.

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2024

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process –The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2024

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2024 for the Funds’ investments measured at fair value:

North Star Opportunity Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$118,988,721	$-	$-	$118,988,721
Preferred Stocks	1,512,320	-	-	1,512,320
Corporate Bonds	-	2,880,219	-	2,880,219
U.S. Government & Agencies	-	5,482,394	-	5,482,394
Short-Term Investment	9,545,705	-	-	9,545,705
Total	$130,046,746	$8,362,613	$-	$138,409,359

North Star Micro Cap Fund

Assets*	Level 1	Level 2	Level 3 **	Total
Common Stocks	$116,322,152	-	$-	$116,322,152
Short-Term Investment	10,021,203	-	-	10,021,203
Total	$126,343,355	$-	$-	$126,343,355

North Star Dividend Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$86,107,738	$-	$-	$86,107,738
Preferred Stock	950,052	-	-	950,052
Short-Term Investment	8,724,386	-	-	8,724,386
Total	$95,782,176	$-	$-	$95,782,176

North Star Bond Fund

Assets*	Level 1	Level 2	Level 3	Total
Preferred Stocks	$2,234,291	$-	$-	$2,234,291
Corporate Bonds	-	27,533,861	-	27,533,861
U.S. Government & Agencies	-	1,493,512	-	1,493,512
Short-Term Investment	945,459	-	-	945,459
Total	$3,179,750	$29,027,373	$-	$32,207,123

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2024

North Star Small Cap Value Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$34,681,623	$-	$-	$34,681,623
Short-Term Investment	2,005,942	-	-	2,005,942
Total	$36,687,565	$-	$-	$36,687,565

*	Refer to the Schedules of Investments for security classifications.
**	During the year ended November 30, 2024, investments with a fair value of $0 were transferred into Level 3 in the North Star Micro Cap Fund. Additional disclosures surrounding Level 3 investments were not significant to the financial statements.

The North Star Opportunity Fund, the North Star Dividend Fund, the North Star Bond Fund and the North Star Small Cap Value Fund did not hold any Level 3 securities during the year.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years November 30, 2021 to November 30, 2023 or expected to be taken in the Fund’s November 30, 2024 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund may make significant investments. However, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund	Income Dividends	Capital Gains
North Star Opportunity Fund	Quarterly	Annually
North Star Micro Cap Fund	Annually	Annually
North Star Dividend Fund	Monthly	Annually
North Star Bond Fund	Monthly	Annually
North Star Small Cap Value Fund	Annually	Annually

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2024

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – North Star Investment Management Corp. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of the average daily net assets of each Fund:

Fund	Advisory Fee
North Star Opportunity Fund	1.00% on the first $100 million in net assets 0.90% on net assets greater than $100 million
North Star Micro Cap Fund	1.00% on the first $100 million in net assets 0.90% on net assets greater than $100 million
North Star Dividend Fund	1.00% on the first $100 million in net assets 0.90% on net assets greater than $100 million
North Star Bond Fund	0.85%
North Star Small Cap Value Fund	1.00%

For the year ended November 30, 2024, the Adviser earned advisory fees of:

Fund	Advisory Fee
North Star Opportunity Fund	$1,310,548
North Star Micro Cap Fund	1,124,152
North Star Dividend Fund	903,054
North Star Bond Fund	264,863
North Star Small Cap Value Fund	362,782

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2024

The Adviser has contractually agreed, at least until March 31, 2026 for North Star Opportunity, North Star Micro Cap, North Star Dividend and North Star Bond Funds, to waive all or part of its management fees and/or make payments to limit Funds expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating expenses of the Funds do not exceed 1.55% and 1.30% of the North Star Opportunity Fund’s average net assets, for Class A and Class I shares, respectively, 1.74% of the North Star Micro Cap Fund’s average net assets for Class I shares, 1.74% of the North Star Dividend Fund’s average net assets for Class I shares and 1.79% of the North Star Bond Fund’s average net assets for Class I shares. For the year ended November 30, 2024, the Adviser waived fees in the amount of $51,493 for the Opportunity Fund.

The Adviser has agreed contractually, at least until May 31, 2026 for North Star Small Cap Value Fund to waive its management fee and to reimburse operating expenses (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) such that net annual fund operating expenses of the Fund do not exceed 0.98% and 1.21% of the North Star Small Cap Value Fund’s average net assets for Institutional Class and Investor Class shares, respectively. For the year ended November 30, 2024, the Adviser waived fees in the amount of $216,325 for the Small Cap Value Fund.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to recapture by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds expenses to exceed their respective expense limitation. If Fund Operating Expenses subsequently exceed 1.55% and 1.30% of the North Star Opportunity Fund’s Class A and Class I shares respectively, 1.74% of the North Star Micro Cap Fund’s and North Star Dividend Fund’s Class I shares, 1.79% of the North Star Bond Fund’s Class I shares and 0.98% and 1.21% of the North Star Small Cap Value Fund’s average daily net assets for Institutional Class and Investor Class shares per annum of the average daily net assets, the reimbursements shall be suspended.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement.) The Adviser may recapture expenses only if the expenses are below the expense limitation at the time of the waiver, for North Star Opportunity Fund. The Board may terminate this expense reimbursement arrangement at any time. For the fiscal year ended November 30, 2024, the North Star Micro Cap, North Star Dividend and North Star Bond Funds had no recapture available. Cumulative expenses subject to recapture pursuant to the aforementioned conditions as of November 30, 2024 will expire on November 30 of the following years:

Fund	Amount	Expiring
North Star Opportunity Fund	$70,810	2025
	$64,483	2026
	$51,493	2027
North Star Small Cap Value Fund	$130,403	2026
	$216,325	2027

Despite the contractual terms, the Adviser has determined and represented to the North Star Small Cap Value Fund that it will not seek to recoup any waived fees or expenses reimbursed prior to the close of the reorganization on May 12, 2023.

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2024

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the North Star Opportunity Fund and the North Star Small Cap Value Fund, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Under the Plan, the Funds are permitted to pay 0.25% per year of the average daily net assets of Class A shares and Investor Class shares for such distribution and shareholder service activities. For the year ended November 30, 2024, the North Star Opportunity Fund Class A shares incurred $30,630 in distribution fees and the North Star Small Cap Value Investor Class shares incurred $80,070 in distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous offering of each Fund’s shares For the year ended November 30, 2024, the Distributor received $1,144 in underwriting commissions, of which $104 was retained by the principal underwriter for sales of the North Star Opportunity Fund’s Class A shares.

During the year ended November 30, 2024, NewEdge Group, a registered broker/dealer and an affiliate of the Funds, executed trades on behalf of the Funds. These trades were cleared through National Financial Services, LLC. During the year ended November 30, 2024, NewEdge Group received trade commissions as follows:

Fund	Amount
North Star Opportunity Fund	$33,244
North Star Micro Cap Fund	$38,157
North Star Dividend Fund	$22,659
North Star Bond Fund	$2,460

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2024

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended November 30, 2024 were as follows:

Fund	Purchases	Sales
North Star Opportunity Fund	$25,454,652	$42,742,446
North Star Micro Cap Fund	27,526,981	34,723,014
North Star Dividend Fund	27,886,687	30,307,713
North Star Bond Fund	15,445,477	11,398,006
North Star Small Cap Value Fund	9,943,733	18,885,171

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2024, NFS LLC held approximately 72.3% of the voting securities of the North Star Opportunity Fund, 69.5% of the North Star Micro Cap Fund, 78.1% of the North Star Dividend Fund, 80.4% of the North Star Bond Fund and 55.2% of the North Star Small Cap Value Fund. As of November 30, 2024, Charles Schwab held approximately 29.2% of the voting securities of the North Star Small Cap Value Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also beneficially owned by NFS LLC or Charles Schwab.

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Funds. For the year ended November 30, 2024, the North Star Opportunity Fund had $15 and $393 in redemption fees for Class A and Class I, respectively. The North Star Micro Cap Fund had $109 in redemption fees, the North Star Dividend Fund had $143 in redemption fees and the North Star Bond Fund had $0 in redemption fees. Effective June 1, 2021, the North Star Small Cap Value Fund eliminated the redemption fee.

7.	INVESTMENTS IN AFFILIATED ISSUERS

An affiliated issuer is an issuer in which the Fund has ownership of at least 5% of the voting securities. Issuers which are affiliates of the North Star Opportunity Fund and North Star Micro Cap Fund at November 30, 2024, are noted in the Fund’s Schedule of Investments.

Transactions during the period with companies which are affiliates are as follows:

North Star Opportunity Fund

Description	Fair Value November 30, 2023	Purchases	Sales	Dividends Credited to Income	Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value November 30, 2024	Shares November 30, 2024
Orion Energy Systems, Inc. [1]	$1,513,000	$256,081	$-	$-	$-	$(109,841)	$1,659,240	1,980,000

1.	Not affiliated November 30,2023

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2024

North Star Micro Cap Fund

Description	Fair Value November 30, 2023	Purchases	Sales	Dividends Credited to Income	Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value November 30, 2024	Shares November 30, 2024
Truett-Hurst, Inc. - Class A	$75,314	$-	$(83,683)	$-	$(710,922)	$719,291	$-	278,942

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at November 30, 2024, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
North Star Opportunity Fund	$74,299,064	$65,492,173	$(1,381,878)	$64,110,295
North Star Micro Cap Fund	72,571,219	55,172,613	(1,400,477)	53,772,136
North Star Dividend Fund	70,685,590	26,361,061	(1,264,475)	25,096,586
North Star Bond Fund	31,735,254	587,330	(115,461)	471,869
North Star Small Cap Value Fund	20,470,621	16,451,313	(234,369)	16,216,944

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following years were as follows:

	For the year ended November 30, 2024
Fund	Ordinary Income	Long-Term Capital Gains	Total
North Star Opportunity Fund	$1,762,325	$2,042,662	$3,804,987
North Star Micro Cap Fund	782,956	-	782,956
North Star Dividend Fund	2,685,840	583,044	3,268,884
North Star Bond Fund	1,355,084	-	1,355,084
North Star Small Cap Value Fund	-	-	-

	For the year ended November 30, 2023
Fund	Ordinary Income	Long-Term Capital Gains	Total
North Star Opportunity Fund	$1,655,854	$4,437,373	$6,093,227
North Star Micro Cap Fund	237,830	-	237,830
North Star Dividend Fund	2,073,985	3,060,832	5,134,817
North Star Bond Fund	900,562	-	900,562
North Star Small Cap Value Fund	75,442	3,259,956	3,335,398

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2024

As of November 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
North Star Opportunity Fund	$7,888	$3,792,966	$-	$-	$(50,801)	$64,110,295	$67,860,348
North Star Micro Cap Fund	868,466	2,651,575	-	-	264,061	53,772,136	57,556,238
North Star Dividend Fund	188,364	1,900,400	-	-	11,763	25,096,608	27,197,135
North Star Bond Fund	81,394	-	-	(3,532,490)	-	471,869	(2,979,227)
North Star Small Cap Value Fund	-	4,306,524	(22,962)	-	-	16,216,933	20,500,495

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for tax gain/loss due to the Funds’ conversion from limited partnerships, unamortized organizational costs from fund mergers and tax adjustments for real estate investment trusts, trust preferred securities, C-Corporations with return of capital distributions and perpetual bonds. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(22) and $11 for North Star Dividend Fund and North Star Small Cap Value Fund, respectively.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The North Star Small Cap Value Fund incurred and elected to defer such late year losses of $22,962.

At November 30, 2024, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring			CLCF
Fund	Short-Term	Long-Term	Total	Utilized
North Star Micro Cap Fund	$-	$-	$-	$639,799
North Star Bond Fund	948,163	2,584,327	3,532,490	-

During the fiscal year ended November 30, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to net operating losses, use of tax equalization credits, and adjustments for prior year tax returns, resulted in reclassification for the following Funds for the year ended November 30, 2024, as follows:

Fund	Paid In Capital	Accumulated Earnings (Losses)
North Star Opportunity Fund	$217,574	$(217,574)
North Star Micro Cap Fund	88,287	(88,287)
North Star Dividend Fund	95,292	(95,292)
North Star Bond Fund	(492)	492
North Star Small Cap Value Fund	540,237	(540,237)

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2024

10.	SUBSEQUENT EVENTS

Subsequent events have been evaluated from the date of the Statement of Assets and Liabilities through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of North Lights Fund Trust II

and the Shareholders of North Star Opportunity Fund, North Star Micro Cap Fund,

North Star Dividend Fund, and North Star Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of North Star Opportunity Fund, North Star Micro Cap Fund, North Star Dividend Fund, and North Star Bond Fund (collectively, the Funds), each a separate series of the Northern Lights Fund Trust II, including the schedules of investments, as of November 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of November 30, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 2024, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more investment companies in the North Star fund complex since 2015.

Denver, Colorado

January 29, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of North Lights Funds Trust II

and the Shareholders of North Star Small Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of North Star Small Cap Value Fund (the Fund), including the schedule of investments, as of November 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for year ended November 30, 2024 and the period from February 1, 2023 to November 30, 2023, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for the year ended November 30, 2024 and the period from February 1, 2023 to November 30, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for the year ended November 30, 2024 and the period from February 1, 2023 to November 30, 2023, in conformity with accounting principles generally accepted in the United States of America.

The statements of changes in net assets of the Fund for the year ended January 31, 2023, and the financial highlights for the years ended January 31, 2023, January 31, 2022, January 31, 2021, and January 31, 2020, for the Fund were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated March 29, 2023.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 2024, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more investment companies in the North Star fund complex since 2015.

Denver, Colorado

January 29, 2025

North Star Funds

ADDITIONAL INFORMATION (Unaudited)

November 30, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 15, 2024, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement (the “North Star Advisory Agreement”) between the Trust, on behalf of the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and the North Star Bond Fund (the “North Star Funds”), and North Star Investment Management Corporation (“North Star”).

Based on their evaluation of the information provided by North Star, in conjunction with each North Star Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the North Star Advisory Agreement with respect to each of the North Star Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the North Star Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the North Star Advisory Agreement, a memorandum prepared by the Independent Trustees’ legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the North Star Advisory Agreement and comparative information relating to the advisory fee and other expenses of each of the North Star Funds. The materials also included due diligence materials relating to North Star (including due diligence questionnaires completed by North Star, select financial information of North Star, bibliographic information regarding North Star’s key management and investment advisory personnel, and comparative fee information relating to each North Star Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the North Star Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the North Star Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the North Star Advisory Agreement. In considering the renewal of the North Star Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

North Star Funds

ADDITIONAL INFORMATION (Continued) (Unaudited)

November 30, 2024

Nature, Extent and Quality of Services. The Board reviewed materials provided by North Star related to the proposed renewal of the North Star Advisory Agreement with respect to each of the North Star Funds, including its Form ADV and related schedules, a description of the manner in which investment decisions are made and executed, and a review of the personnel performing services for each of the North Star Funds, including the individuals that primarily monitor and execute the investment process. The Board discussed North Star’s research capabilities, the quality of North Star’s compliance infrastructure and the experience of its investment advisory personnel. The Board noted that North Star is an experienced investment adviser with seasoned senior management. Additionally, the Board received satisfactory responses from the representatives of North Star with respect to a series of important questions, including: whether North Star was involved in any lawsuits or pending regulatory actions; whether the advisory services provided to its other accounts would conflict with the advisory services provided to each of the North Star Funds; whether there were procedures in place to adequately allocate trades among its respective clients; and whether North Star’s CCO had processes in place to review the portfolio managers’ performance of their duties to ensure compliance under North Star’s compliance program. The Board reviewed the information provided on the practices for monitoring compliance with each of the North Star Fund’s investment limitations and discussed North Star’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent, based on his review, that North Star’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted North Star’s representation that the prospectus and statement of additional information for the North Star Funds accurately describe the investment strategies of each of the North Star Funds. The Board then reviewed the capitalization of North Star based on financial information provided by and representations made by North Star and its representatives and concluded that North Star was sufficiently well-capitalized in order to meet its obligations to each of the North Star Funds. The Board concluded that North Star had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the North Star Advisory Agreement and that the nature, overall quality and extent of the advisory services provided by North Star to each of the North Star Funds were satisfactory.

Performance. The Board discussed the report prepared by Broadridge and reviewed the performance of each of the North Star Funds as compared to its respective peer group, Morningstar category and benchmark for the one-year, three-year, five-year, ten-year and since inception periods ended September 30, 2024, as applicable. With respect to North Star Opportunity, the Board noted that North Star Opportunity underperformed its peer group median, Morningstar category median, and benchmark (S&P Target Risk Aggressive Index) for the one-year, three-year, five-year, ten-year and since inception periods although modestly in many cases. The Board reviewed the performance of North Star Micro Cap noting that North Star Micro Cap had outperformed its peer group median, benchmark (Morningstar US Small Cap Value PR Index) and Morningstar category median for the one-year and five-year periods, had underperformed its peer group median, benchmark and Morningstar category median for the three-year period, had underperformed its peer group median and Morningstar category median but outperformed its benchmark for the ten-year period, and had outperformed its peer group median and benchmark but underperformed the Morningstar category median for the since inception period. The Board next reviewed the performance of North Star Dividend noting that North Star Dividend had underperformed its benchmark (Morningstar US Small Cap Value PR Index), peer group median and Morningstar category median for the one-year, three-year and five-year periods, and underperformed its peer group median and Morningstar category median, but outperformed its benchmark, for the ten-year and since inception periods. The Board also reviewed the performance of North Star Bond noting that North Star Bond had underperformed its benchmark (Bloomberg Barclays Ba/B U.S. High Yield Index), peer group median and Morningstar category median for the one-year, three-year, five-year and since inception periods. After further discussion, the Board concluded that the performance of each of North Star Opportunity, North Star Micro Cap, North Star Dividend and North Star Bond was acceptable although the Board would continue to monitor the performance of each of the North Star Funds.

North Star Funds

ADDITIONAL INFORMATION (Continued) (Unaudited)

November 30, 2024

Fees and Expenses. As to the costs of the services provided by North Star, the Board reviewed and discussed each of the North Star Fund’s advisory fee and total operating expenses as compared to its peer group and its Morningstar category as presented in the Broadridge Report. The Board noted that the advisory fee for each North Star Fund was near or at the high end of its respective peer group and Morningstar category ranges. The Board further noted that, reflecting the application of advisory fee breakpoints, North Star Opportunity, North Star Micro Cap and North Star Dividend were being charged a 0.97%, 0.99% and 1.00% advisory fee by North Star, respectively, which was above the Morningstar category median and peer group median for each Fund although not the highest in their respective peer groups or Morningstar categories. The Board also noted that, with respect to each of North Star Opportunity, North Star Micro Cap and North Star Dividend, the advisory fee was 1.00% with a reduction to 0.90% on assets above $100 million. With respect to North Star Bond, the Board noted that the Fund’s 0.85% advisory fee was in line with the peer group median but higher than Morningstar category median.

The Board discussed North Star’s similarly managed accounts which were comparable to North Star Micro Cap noting the advisory fee of 0.50% was substantially less than the 1.00% advisory fee charged by North Star for North Star Micro Cap. The Board noted, however, that North Star had represented to the Board that it charged a lower fee for such accounts as they are sub-advisory accounts where North Star only manages a portion of an account portfolio, did not have direct contact with the client and, overall, North Star provided fewer services and devoted substantially less time and attention to such accounts.

The Board then reviewed the contractual arrangements for each of the North Star Funds, which stated that North Star had agreed to waive or limit its advisory fee and/or reimburse expenses at least until March 31, 2026, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed: 1.55%, 1.55%, and 1.30%, of North Star Opportunity’s average annual net assets for Class A, Class R and Class I Shares, respectively; 1.74% and 1.99% of North Star Dividend’s average annual net assets for Class I and Class R shares, respectively; 1.74% and 1.99% of North Star Micro Cap’s average annual net assets for Class I and Class R shares, respectively; and 1.79% of North Star Bond’s average annual net assets for Class I shares. The Board found such arrangements to be beneficial to shareholders. The Board further noted that each North Star Fund was currently operating below each of these expense caps. The Board concluded that based on North Star’s experience, expertise and services provided to the Funds, the advisory fee charged by North Star for each North Star Fund, although at or near the high end of each North Star Fund’s peer group, was not unreasonable.

Profitability. The Board also considered the level of profits that have accrued and could be expected to accrue to North Star with respect to each of North Star Opportunity, North Star Dividend, North Star Micro Cap and North Star Bond based on profitability reports and profitability analyses provided by North Star with respect to each of the North Star Funds. The Board also reviewed the selected financial information of North Star provided by North Star. After review and discussion, the Board concluded that the profit from North Star’s relationship with each of the North Star Funds was not excessive.

Economies of Scale. As to the extent to which each of the North Star Funds would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of the North Star Funds, noting the existing advisory fee reduction when assets of North Star Opportunity, North Star Dividend or North Star Micro Cap reach $100 million. The Board further considered North Star’s expectations for growth, and concluded that additional material economies of scale would likely not be achieved in the near term.

North Star Funds

ADDITIONAL INFORMATION (Continued) (Unaudited)

November 30, 2024

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the North Star Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from North Star as the Trustees believed to be reasonably necessary to evaluate the terms of the North Star Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the North Star Advisory Agreement, (a) the terms of the North Star Advisory Agreement are not unreasonable; (b) the advisory fee is not unreasonable; and (c) the North Star Advisory Agreement is in the best interests of each North Star Fund and its respective shareholders. In considering the renewal of the North Star Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the North Star Advisory Agreement was in the best interest of each North Star Fund and its respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the North Star Advisory Agreement.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 855-580-0900 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By	/s/ Kevin E. Wolf
Kevin E. Wolf Principal Executive Officer

Date:	2/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf Principal Executive Officer

Date:	2/5/2025

By	/s/ Erik Naviloff
Erik Naviloff Principal Financial Officer

Date:	2/5/2025